Related Party Disclosure	12 Months Ended
Dec. 31, 2021
Related Party Disclosure [Abstract]
Related party disclosure
27.	Related party disclosure

Transactions with related entities -

During 2021, 2020 and 2019, the Company carried out the following transactions with its parent company Inversiones ASPI S.A. and its affiliates:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Income
Inversiones ASPI S.A. (ASPI)
Income from office lease	20	17	12
Fees for management and administrative services	98	88	544
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 29	1,230	1,303	344
Income from office lease	332	478	323
Fossal S.A.A. (Fossal)
Income from office lease	18	19	15
Fees for management and administrative services	52	48	40
Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	19	24	28
Fees for management and administrative services	155	698	1,160
Asociación Sumac Tarpuy
Income from office lease	20	18	-
Expense
Security services provided by Compañía Minera Ares	2,836	1,912	1,989

Loans
Loans to Fossal S.A.A.	(14,252)	-	-
Loans to Fosfatos del Pacífico S.A.	(2,869)	-	-
Loan collection from Fossal S.A.A.	14,252	-	-
Loan collection from Fosfatos del Pacífico S.A.	2,869	-	-

As a result of these transactions, the Company had the following rights and obligations as of December 31, 2021 and 2020:

	2021		2020
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Fosfatos del Pacífico S.A.	1,039	37	1,449	-
Compañía Minera Ares S.A.C.	199	-	678	1,348
Fossal S.A.	12	-	-	-
Inversiones ASPI S.A.	-	105	-	211
Other	64	1	85	-
	1,314	143	2,212	1,559

Terms and conditions of transactions with related parties -

Outstanding balances with related parties at the year-end are unsecured and interest free and settlement occurs in cash. For the years ended as of December 31, 2021, 2020 and 2019, the Group has not recorded allowance for expected credit losses relating to amounts owed by related parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

Compensation of key management personnel of the Group –

The compensation paid to key management personnel includes expenses for profit-sharing, compensation and other concepts for members of the Board of Directors and the key management. As of December 31, 2021, the total short-term compensation amounted to S/22,678,000 (2020: S/21,859,000 and 2019: S/23,692,000) and the total long-term compensation amounted to S/9,763,000 (2020: S/5,759,000 and 2019: S/6,523,000), and there were no post-employment or contract termination benefits or share-payments.